Note 12. Income Tax Benefit: Schedule of Components of Income Tax (Provision) Benefit (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Current Federal Tax Benefit	$ 1,142,968	$ 443,173
Current State Tax Benefit	131,774	37,936
Total Current Tax Benefit	1,274,742	481,109
Deferred Federal Tax (Expense)	(73,928)	(88,719)
Deferred State and Tax (Expense)	(13,955)	(16,914)
Total Deferred Tax (Expense)	(87,883)	(105,633)
Total Income Tax Benefit Before Valuation Allowance	1,186,859	375,476
Valuation allowance	(1,186,859)	(375,476)
Income Tax (Provision) Benefit	0	0
Net operating loss carryforward	1,554,785	367,926
Less valuation allowance	(1,554,785)	(367,926)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0